LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2012
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

	December 31, 2012	December 31, 2011
Equity-method investments	106	94
Cost-method investments	13	27

Total	119	121

Equity-method investments

Equity-method investments as at December 31, 2012 and December 31, 2011 were as follows:

In millions of U.S. dollars, except percentages	December 31, 2012		December 31, 2011
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson AT SA	9	49.0%	16	49.0%
3Sun S.r.l.	91	33.3%	78	33.3%
MicroOLED SAS	6	39.6%	—	—

Total	106		94

ST-Ericsson AT SA (“JVD”)

On February 3, 2009, the Company announced the closing of a transaction to combine the businesses of Ericsson Mobile Platforms (“EMP”) and ST-NXP Wireless into a new venture, named ST-Ericsson. As part of the transaction, the Company received an interest in ST-Ericsson AT Holding AG, in which the Company owns 50% less a controlling share held by Ericsson. The Company’s investment in JVD at the date of the transaction was valued at $99 million. In 2010, ST-Ericsson AT Holding AG was merged into ST-Ericsson AT SA. In 2012, the line “Income (loss) on equity-method investments and gain on investment divestiture” in the Company’s consolidated statement of income included a charge of $7 million related to JVD. This amount includes the amortization of basis differences and a charge of $4 million following the impairment registered after the Company’s announcement to exit the ST-Ericsson joint venture. The Company’s current maximum exposure to loss as a result of its involvement with JVD is limited to its equity-method investment that amounted to $9 million as at December 31, 2012.

The Company has determined that JVD is a VIE, but has determined that the Company is not the primary beneficiary of the entity. This determination is based on the judgment that the most significant activities of JVD are primarily R&D services performed for JVS and Ericsson, for which the Company does not have the power to direct by contract or voting control. The Company has not provided additional financial support in 2012 and currently has no requirement or intent to provide further financial support to JVD.

3Sun S.r.l. (“3Sun”)

3Sun is a joint initiative between Enel Green Power, Sharp and the Company for the manufacture of thin film photovoltaic panels in Catania, Italy. Each partner owns a third of the common shares of the entity. The Company has determined that 3Sun is not a VIE. However the Company exercises a significant influence over 3Sun and consequently accounts for its investment in 3Sun under the equity-method.

Since the investment in 3Sun is denominated in euros, the investment is revalued at each reporting date closing, the exchange difference being recorded as currency translation adjustment in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity. The Company’s maximum exposure to loss as a result of its involvement with 3Sun is limited to its equity-method investment that amounted to $91 million and a shareholder loan of $28 million as at December 31, 2012 and under certain conditions, to participate to further equity contributions up to Euro 14 million.

MicroOLED S.A.S.

In the third quarter 2012, the Company invested approximately $7 million in shares of MicroOLED SAS, therefore obtaining 39.6% of the voting rights. MicroOLED SAS is based in Grenoble and develops OLED micro-displays. The Company has determined that $4 million out of the total value of its investment is a basis difference created by the identification of technology intangibles in MicroOLED SAS. The Company accounts for its share of results in MicroOLED with a quarter lag. Since the investment in MicroOLED SAS is denominated in euros, the investment is revalued at each reporting date closing, the exchange difference being recorded as currency translation adjustment in “Accumulated other comprehensive income (loss)” in the consolidated statements of equity. The Company’s current maximum exposure to loss as a result of its involvement with MicroOLED is limited to its equity-method investment that amounted to $6 million as at December 31, 2012.

Cost-method investments

Investments carried at cost are equity securities with no readily determinable fair value.